Epiphany FFV Fund
Investment Objective
The Epiphany FFV Fund seeks long-term growth of capital.
Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Fund.  You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 39 of the Fund's prospectus and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees (paid directly from your investment)
Shareholder Fees Epiphany FFV Fund (USD $)	Epiphany FFV Fund Class A shares	Epiphany FFV Fund Class C shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	none	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	none	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	10	10

Annual Fund operating expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses Epiphany FFV Fund		Epiphany FFV Fund Class A shares	Epiphany FFV Fund Class C shares
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		1.10%	0.84%
Total Annual Fund Operating Expenses		2.10%	2.59%
Fee Waiver and Reimbursement	[1]	(0.60%)	(0.34%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.50%	2.25%
[1]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets of Class C shares for the period through February 28, 2015. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days' notice to shareholders.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Epiphany FFV Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Epiphany FFV Fund Class A shares	645	1,070	1,520	2,764
Epiphany FFV Fund Class C shares	228	773	1,345	2,899

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund portfolio turnover rate was 83%.

Principal Investment Strategy

The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  FFV refers to Faith and Family Values and represents the underlying theme of the social screening. The starting universe used to select equity securities is the largest 1000 stocks, based on market capitalization, listed on domestic U.S. securities markets.  While the Fund selects stocks from the 1000 largest companies, the Fund may invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).  The FFV Scorecard is then applied to the eligible securities.  Application of the FFV Scorecard is based on information known about the company by the Adviser or gleaned from third parties that compile and publish such data.  The screening criteria are reviewed from time to time by Trinity’s Advisory Board. The FFV Scorecard is based on the moral and social justice teachings of the Catholic Church.

According to the FFV Scorecard, companies will generally be excluded from the Fund that are known to:

- Directly participate in abortion;

- Manufacture contraceptives;

- Engage in scientific research on human fetuses or embryos;

- Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

- Produce pornographic media content;

- Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

- Use company assets to advocate for or against any of the issues listed above.

- Eligible companies are further evaluated using an assessment on their record on human rights, environment and corporate governance, both positive and negative, as part of the investment process.  Generally, the FFVScorecard is designed to measure a company’s impact on people, community, and the market.

From these eligible securities, the portfolio managers apply economic criteria to select up to 100 equity securities for the Fund's portfolio.  The portfolio holdings are equally weighted and rebalanced quarterly.  The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the FFV Scorecard. The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security. Accordingly, the Fund may hold some securities that do not conform to the Adviser’s screening process.  The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.  In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.  The underlying securities of these other equities will not be subject to the FFV Scorecard.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Fund by showing the performance of its Class A shares for each full calendar year since the Fund’s inception, and by showing how the Fund’s average annual returns compare over time with those of a broad measure of market performance.  The Class A sales load and account fees are not reflected in the bar chart and that, if they were, returns would be less than those shown.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Class A Shares (as of December 31)

During the period shown in the bar chart, the highest return for a quarter was 16.94% (quarter ended June 30, 2009) and the lowest return for a quarter was -16.20% (quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns Epiphany FFV Fund	1 Year	5 Years	Since Inception
-Comparison Index- S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.36%	17.91%	10.43%	[1]
Epiphany FFV Fund Class A shares	23.67%	15.33%	7.56%	[1]
Epiphany FFV Fund Class A shares Return After Taxes on Distributions	19.75%	14.27%	6.67%	[1]
Epiphany FFV Fund Class A shares Return After Taxes on Distributions and Sale of Fund Shares	15.48%	12.13%	5.76%	[1]
Epiphany FFV Fund Class C shares	29.25%	15.60%	6.91%	[1]
[1]	The Epiphany FFV Fund Class A and C Shares Inception Date is March 19, 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.  After tax returns are only shown for Class A shares and after tax returns for Class C shares will vary.

Updated performance information is available by calling 1-800-320-2185.

Epiphany FFV Strategic Income Fund
Investment Objective
The Epiphany FFV Strategic Income Fund seeks income.
Fees and Expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional in the "Investing with Epiphany" section on page 39 of the Fund's prospectus and on in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees (paid directly from your investment)
Shareholder Fees Epiphany FFV Strategic Income Fund (USD $)	Epiphany FFV Strategic Income Fund Class A shares	Epiphany FFV Strategic Income Fund Class C shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	none	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	none	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	10	10

Annual Fund operating expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses Epiphany FFV Strategic Income Fund		Epiphany FFV Strategic Income Fund Class A shares	Epiphany FFV Strategic Income Fund Class C shares
Management Fees		0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		1.51%	0.99%
Acquired Fund Fees and Expenses		0.05%	0.05%
Total Annual Fund Operating Expenses		2.31%	2.54%
Fee Waiver and Reimbursement	[1]	(1.01%)	(0.49%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.30%	2.05%
[1]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.25% of the average daily net assets for Class A shares and 2.00% of the average daily net assets of the Class C shares, through February 28, 2015. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days' notice to shareholders.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Epiphany FFV Strategic Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Epiphany FFV Strategic Income Fund Class A shares	626	1,093	1,586	2,939
Epiphany FFV Strategic Income Fund Class C shares	208	744	1,307	2,839

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund portfolio turnover rate was 47%.

Principal Investment Strategy

The Epiphany FFV Strategic Income Fund seeks to achieve its investment objective through investment in any income-producing securities issued by companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC.   FFV refers to Faith and Family Values and represents the underlying theme of the social screening.  Income-producing securities may include corporate bonds, preferred stocks, convertible stocks and investment companies (including open-end funds or exchange traded funds) that may invest in income-producing securities, or in the case of exchange traded funds, track a fixed income index.  The Fund may also invest in inverse ETFs for hedging purposes.  Inverse ETFs are designed to provide positive return from a decline in the ETF's underlying benchmark.  These investments will be short term in nature.  In the case of corporate bonds, preferred stocks and convertible stocks, the FFV Scorecard is then applied to the eligible securities.  The FFV Scorecard is based on the moral and social justice teachings of the Catholic Church. Application of the FFV Scorecard is based on information known about the company by the advisor or gleaned from third parties that compile and publish such data.  The screening criteria are reviewed from time to time by Trinity’s Advisory Board. Then the Fund's sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), uses a disciplined, risk-controlled investment process to select the Fund's holdings.

According to the FFV Scorecard, companies will generally be excluded from the Fund that are known to:

- Directly participate in abortion;

- Manufacture contraceptives;

- Engage in scientific research on human fetuses or embryos;

- Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations in the past 2 calendar years;

- Produce pornographic media content;

- Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

- Use company assets to advocate for or against any of the issues listed above.

- Eligible companies are further evaluated using an assessment of their record on human rights, environment and corporate governance, both positive and negative, as part of the investment process.  Generally, the FFV Scorecard is designed to measure a company’s impact on people, community, and the market.

Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard is at the discretion of the Adviser and Sub-Adviser who may opt to hold the security based on the security's anticipated level of income or as a means to defer or eliminate costs associated with the sale of the security. Accordingly the Fund may hold some securities that do not conform to the Adviser’s screening process.  The portfolio managers may also sell a security when the portfolio managers determine that the creditworthiness is no longer consistent with the portfolio manager's risk tolerance or if other eligible securities offer a more attractive investment opportunity.  The Fund may hold cash in addition to the income-producing securities, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.

The Fund’s Sub-Adviser employs a relative-value approach to identify securities in the marketplace with the following characteristics, although not all of the securities selected will have these attributes:

- Discounted price to potential market value

- Improving credit profiles yet unrecognized by the market

- Yield advantage relative to its benchmark

The Sub-Adviser invests in securities that offer a positive yield advantage over the market and, in its view, have room to increase in price. The Sub-Adviser may also invest to take advantage of what it believes are temporary disparities in the yield of different segments of the market for securities.

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield high risk or junk bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and debt instruments issued by foreign governments, including those in emerging markets.  The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks.  The fixed income investments may be of any maturity or credit quality.  In addition to income-producing securities, from time to time the Fund may purchase other securities such as real estate investment trusts ("REITs"), publicly traded partnerships, mainly as an alternative to holding cash prior to investment.  These other equity securities will not be subject to the FFV Scorecard.  The Sub-Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Convertible Security Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Derivatives Risk.  The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

Emerging Markets Risk.  Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.    Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Government Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

High Yield Securities Risk.  The Fund may invest in high yield securities, also known as "junk bonds."  High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally less active than the market for higher quality securities.  This may limit the ability of the Fund to sell high yield securities.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

Investment Style Risk.  The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price. Many high yield high risk fixed income securities may be illiquid at times.

Stock Market Risk.  Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Moral Investing Risk.  The Adviser and Sub-Adviser invests in securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Preferred Stocks Risk.  Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sovereign Obligation Risk.  The Fund may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Strategic Income Fund by showing the performance of its Class A shares for each full calendar year since the Fund’s inception, and by showing how the Fund’s average annual returns compare over time with those of a broad measure of market performance.  The Class A sales load and account fees are not reflected in the bar chart and that, if they were, returns would be less than those shown. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Class A Shares (as of December 31)

During the period shown in the bar chart, the highest return for a quarter was 2.38% (quarter ended March 31, 2012) and lowest return for a quarter was -1.79% (quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns Epiphany FFV Strategic Income Fund	1 Year	Since Inception
-Comparison Index- Barclays Capital Intermediate Aggregate Index (reflects no deduction for fees, expenses or taxes)	(1.02%)	3.28%	[1]
Epiphany FFV Strategic Income Fund Class A shares	(4.57%)	2.10%	[1]
Epiphany FFV Strategic Income Fund Class A shares Return After Taxes on Distributions	(5.48%)	1.11%	[1]
Epiphany FFV Strategic Income Fund Class A shares Return After Taxes on Distributions and Sale of Fund Shares	(2.59%)	1.24%	[1]
Epiphany FFV Strategic Income Fund Class C shares	(0.39%)	2.75%	[1]
[1]	The Epiphany FFV Strategic Income Fund Class A and C Shares Inception Date is July 28, 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.  After tax returns are only shown for Class A shares and after tax returns for Class C shares, which are not presented, will vary.

Updated performance information is available by calling 1-800-320-2185.

Epiphany FFV Latin America Fund
Investment Objective
The Epiphany FFV Latin America Fund seeks long term growth of capital.
Fees and Expenses

The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany Funds.  More information about these and other discounts is available from your financial professional and in the "Investing with Epiphany" section on page 39 of the Fund's prospectus and in the "Sales Charges" section of the Fund's Statement of Additional Information.

Shareholder fees (paid directly from your investment)
Shareholder Fees Epiphany FFV Latin America Fund (USD $)	Epiphany FFV Latin America Fund Class A shares	Epiphany FFV Latin America Fund Class C shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	none	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	none	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	10	10

Annual Fund operating expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses Epiphany FFV Latin America Fund		Epiphany FFV Latin America Fund Class A shares	Epiphany FFV Latin America Fund Class C shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		2.65%	2.48%
Acquired Fund Fees and Expenses		0.04%	0.04%
Total Annual Fund Operating Expenses		3.94%	4.52%
Fee Waiver and Reimbursement	[1]	(2.15%)	(1.98%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.79%	2.54%
[1]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.75% of the average daily net assets for Class A shares and 2.50% of the average daily net assets for Class C shares through February 28, 2015. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days' notice to shareholders.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Epiphany FFV Latin America Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Epiphany FFV Latin America Fund Class A shares	673	1,454	2,251	4,320
Epiphany FFV Latin America Fund Class C shares	257	1,188	2,127	4,516

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund’s most recent fiscal year, the portfolio turnover rate was 11%.

Principal Investment Strategy

The Epiphany FFV Latin America Fund invests, under normal circumstances, at least 80% of its assets, in equity securities of Latin American companies that pass the Socially Responsible Investment Screens of the FFV Scorecard, an exclusionary screening practice used by Trinity Fiduciary Partners, LLC (the "Adviser"). FFV refers to Faith and Family Values and represents the underlying theme of the social screening.  Trinity Fiduciary Partners, LLC (the “Adviser”) defines a Latin American company as one that derives 50% of its income, profits or assets in Latin America, including Mexico, Central and South America.

The Socially Responsible Investment Screens are applied to countries and potential securities before any investment is initiated. Application of the exclusionary screening is based on information known about the company by the Adviser or gleaned by third parties that compile and publish such data. The screening is consistent with the USCCB (U.S. Conference of Catholic Bishops) Socially Responsible Investment Guidelines.

A country will generally be excluded from the Fund if it falls under the following categories:

- Government is not a Democracy;

- Lacks economic freedom, i.e. not a free market economy;

- Lacks consistent foreign investment rules;

- Has not adopted or does not enforce customary labor laws and/or appropriate labor policies.

According to the FFV Scorecard, a company will generally be excluded from the Fund that is known to:

- Directly participate in abortion;

- Manufacture contraceptives;

- Engage in scientific research on human fetuses or embryos;

- Produce pornographic media content, or contributes to sexually explicit internet operations or retail sales; or

- Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines.

From these eligible securities, the portfolio managers apply economic and investment criteria to select up to 70 equity securities for the Fund's portfolio that are consistent with the Fund’s investment objective and its 80% investment policy. The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the Socially Responsible Investment Screens. The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the exclusionary screening is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company, or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested. In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment or to create desired country exposures.  The Fund may also invest a percentage of its assets in derivatives, such as future and options contracts. The underlying securities of these other equities will not be subject to the Socially Responsible Screen.

Eligible securities include shares listed on the major U.S. exchanges as well as American Depository Receipts (ADRs). When a U.S.-listed security or ADR is not available for a company, the Fund may purchase ordinary shares through the company’s domestic exchange. The Fund may invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).

Portfolio construction for the Fund is designed to minimize risk and produce an extensively diversified portfolio. In order to accomplish Latin American diversification, assets will be selected in conjunction to their respective countries of domicile.  The Fund will only invest in countries that first pass the exclusion screening.  The Fund will generally not invest in a company whose corporate headquarters is located in any country that is not a democracy.  Socially responsible countries will then be weighted based on extensive research on numerous political and economic factors.

Individual securities will be selected based on a bottom-up process to correlate with the respective weights given to the chosen countries of domicile. Factors including valuation, financial ratios, historical and forecasted growth, liquidity, capital structure and balance sheet strength, corporate governance, earnings estimates and analysts’ recommendations, among others will be evaluated.

Analysis will be performed using both internal and external research, supplemented with information gathered through the relationships built by one of the portfolio managers in his over 35 years of Latin American business and investing experience.  The Fund will seek out the most attractive investment opportunities within each country while taking into consideration sector allocations that best represent the region. The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the Socially Responsible Investment Screens.  The Fund may also sell a security when the portfolio manager determines that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the Socially Responsible Investment Screens is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security.

Principal Risks

Because the securities the Fund holds will fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Currency Risk.  Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the Non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Derivatives Risk.  The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

Emerging Markets Risk.  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Equity Securities Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, and other investment companies ("Underlying Funds"), as an alternative to holding cash before investment or as a way to hedge risk.  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Exposure Risk.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Issuer Risk.  The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Latin America Geographic Risk.  Because the Fund concentrates the investments in Latin American companies, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds.  These specific risks include domestic instability, lack of sufficient infrastructure and internal political disputes resulting in inefficient government.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk.  Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Valuation Risk.  Because non-US exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Latin America Fund by showing the performance of its Class A shares for each full calendar year since the Fund’s inception, and by showing how the Fund’s average annual returns compare over time with those of a broad measure of market performance.  The Class A sales load and account fees are not reflected in the bar chart and that, if they were, returns would be less than those shown. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Class A Shares (as of December 31)

During the period shown in the bar chart, the highest return for a quarter was 4.37% (quarter ended March 31, 2013) and the lowest return for a quarter was (14.50)% (quarter ended June 30, 2013).
Average Annual Total Returns (for the period ended December 31, 2013)
Average Annual Total Returns Epiphany FFV Latin America Fund	1 Year	Since Inception
-Comparison Index- S&P Latin America 40 Index (reflects no deduction for fees, expenses or taxes)	(12.14%)	(7.76%)	[1]
Epiphany FFV Latin America Fund Class A shares	(13.07%)	(5.50%)	[1]
Epiphany FFV Latin America Fund Class A shares Return After Taxes on Distributions	(13.44%)	(5.88%)	[1]
Epiphany FFV Latin America Fund Class A shares Return After Taxes on Distributions and Sale of Fund Shares	(7.41%)	(4.33%)	[1]
Epiphany FFV Latin America Fund Class C shares	(9.37%)	(3.58%)	[1]
[1]	The Epiphany FFV Latin America Fund Class A and C Shares Inception Date is March 12, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.  After tax returns are only shown for Class A shares and after tax returns for Class C shares will vary.

Epiphany FFV Global Ecologic Fund
Investment Objective
The Epiphany FFV Global Ecologic Fund (the “Fund”) seeks long term growth of capital.
Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Epiphany family of funds.  More information about these and other discounts is available from your financial professional and in the “Investing with Epiphany” section on page 39 of the Fund’s prospectus and in the “Sales Charges” section of the Fund’s Statement of Additional Information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Epiphany FFV Global Ecologic Fund (USD $)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	none	1.00%
Maximum Sales Charge (Load) on Reinvested Dividends	none	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%	2.00%
Fee for Redemptions Paid by Wire Transfer	10	10

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Epiphany FFV Global Ecologic Fund		Class A	Class C
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		23.21%	43.70%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		24.27%	45.51%
Fee Waiver and Reimbursement	[2]	(22.76%)	(43.25%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.51%	2.26%
[1]	Acquired Fund Fees and Expenses are the pro rata portion of the cumulative expenses charged by underlying funds in which the Fund invests. The Fund allocates uninvested cash to a money market fund.
[2]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class A shares and 2.25% of the average daily net assets for Class C shares through February 28, 2015. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days' notice to shareholders.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as described in the Fees and Expenses table.  Although actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Epiphany FFV Global Ecologic Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	646	4,543
Class C	229	6,176

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the Fund’s most recent fiscal year, the Fund portfolio turnover rate was 41%.

Principal Investment Strategy

The Epiphany FFV Global Ecologic Fund seeks to achieve its investment objective by investing in equity securities of companies located anywhere in the world, including common stocks and dividend-paying preferred stocks.  The Fund invests in established U.S. and multinational companies, including American Depository Receipts (“ADRs”).  The Fund will invest, under normal market conditions, in at least three different countries, and invest at least 40% of the Fund’s assets in securities of companies domiciled outside of the U.S.

Under normal circumstances, the Fund seeks to encourage environmentally responsible business practices and a cleaner environment by investing substantially all, and in any case, no less than 80%, of its assets in environmentally responsible and sustainable companies.  These are defined as companies that provide goods or services that the Sub-Adviser has determined maintain the ecologic health and viability of the Earth and its human inhabitants or remediate negative ecologic impacts.  Such companies include those providing for the production and distribution of organic food and products, low carbon transportation (rail/bicycles), metals recycling, demand side energy efficiency, smart grid, renewable energy, pollution control, bioremediation, water efficiency, provision, remediation and energy storage.  The Fund invests in approximately 50 equity securities.  The Fund does not invest more than 5% of the total value of the Fund in pure play renewable energy.  The Fund may invest in companies of all sizes, and, under normal circumstances, at least 80% of the Fund’s assets will be in companies with at least $250 million market capitalization.  The companies also must pass the FFV Scorecard, an exclusionary screening tool used by Trinity Fiduciary Partners, LLC (the “Adviser”).  FFV refers to Faith and Family Values and represents the underlying theme of the social and moral screening.

Principal Investment Risks

As with any investment in a mutual fund, investing in the Fund involves risk.  Therefore, it is possible to lose all or a portion of your investment in the Fund.  The following principal risks can affect the value of your investment:

Stock Market Risk.  The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short or long-term periods.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Foreign Company and Emerging Markets Risk.  Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) involves more risks than investing in U.S. securities.  Risks include currency exchange rates between foreign currencies and the U.S. dollar.  The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.  Lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs and delays in settlement also increase risk.  Brokerage commissions and other fees may be higher for foreign securities.  Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies.  These risks can increase the potential for losses in the Fund and affect its share price.

Concentration Risk.  Under normal market conditions, at least 80% of the Fund’s total assets will be invested in companies it believes promote environmental responsibility and sustainability.  While the such companies may exist across several different industries or sectors, to the extent these environmentally responsible or sustainable companies are viewed unfavorably by the market, or if industries where there exist environmentally responsible or sustainable companies, suffer a downturn, it may have a larger impact on the Fund than on a fund that does not concentrate its investments in these types of companies.

Environmentally and Socially Responsible Investing Risk.  The Fund’s environmental, social, moral and governance criteria limit the available investments compared to funds with no such criteria.  Under certain economic conditions, this could cause the Fund’s investment performance to be worse or better than similar funds with no such criteria.

Preferred Security Risk.  Preferred securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments.  Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default.  Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Portfolio Selection Risk.  Securities selected by the portfolio managers may not perform to expectations or may decline in value or not increase in value when the stock market in general is rising.  This could result in the Fund’s underperformance compared to other funds.

New Technology Risk.  The Fund may consider investments in new technologies intended to produce a clean and sustainable environment.  New technologies may not be cost effective, and the portfolio managers may select a new technology that is not successful.  It is also possible that interest in achieving a clean and sustainable environment may diminish.  The potential advantages of new technologies may be slow in both development and recognition.

Political Risk.  Investments in companies with ecological and environmental products are subject to political priorities and changing government regulations and subsidies that may impact the value of their securities.  There are also risks associated with a failure to enforce environmental law.  For example, if the government reduces environmental regulation or its enforcement, companies that produce products designed to provide a clean environment, and in which the Fund invests, are less likely to prosper.

Large Cap Company Risk.  Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Mid-Cap and Small-Cap Risk.  Investing in securities of small and medium-sized companies may involve greater volatility than investing in larger, more established companies.

New Fund Risk.  The Fund has a limited history of operations for investors to evaluate.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Derivatives Risk.  The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.  The value of derivatives may be volatile and that volatility may be exacerbated by the use of leverage, which is common for derivative strategies.  Derivatives may be illiquid.  The Fund may not be able to enter into, or terminate, a derivatives position when desired.  Derivatives are also subject to mispricing and improper valuation, and may increase the taxes payable by shareholders.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus, and such information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (as applicable) compare to those of a broad measure of market performance.

-Epiphany FFV Fund
Investment Objective
The Epiphany FFV Fund seeks long-term growth of capital.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (paid directly from your investment)
Shareholder Fees (USD $)	-Epiphany FFV Fund Epiphany FFV Fund Class N shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	none
Maximum Sales Charge (Load) on Reinvested Dividends	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%
Fee for Redemptions Paid by Wire Transfer	10

Annual Fund operating expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses		-Epiphany FFV Fund Epiphany FFV Fund Class N shares
Management Fees		0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.20%
Total Annual Fund Operating Expenses		2.20%
Fee Waiver and Reimbursement	[1]	(0.70%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.50%
[1]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class N shares for the period through February 28, 2015. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days' notice to shareholders.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
-Epiphany FFV Fund Epiphany FFV Fund Class N shares	153	669	1,212	2,696

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund portfolio turnover rate was 83%.

Principal Investment Strategy

The Epiphany FFV Fund seeks to achieve its objective by investing in the equity securities of companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC (the "Adviser").  FFV refers to Faith and Family Values and represents the underlying theme of the social screening. The starting universe used to select equity securities is the largest 1000 stocks, based on market capitalization, listed on domestic U.S. securities markets. While the Fund selects stocks from the 1000 largest companies, the Fund may invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).   The FFV Scorecard is then applied to the eligible securities.  Application of the FFV Scorecard is based on information known about the company by the Adviser or gleaned from third parties that compile and publish such data.  The screening criteria are reviewed from time to time by Trinity’s Advisory Board.  The FFV Scorecard is based on the moral and social justice teachings of the Catholic Church.

According to the FFV Scorecard, companies will generally be excluded from the Fund that are known to:

- Directly participate in abortion;

- Manufacture contraceptives;

- Engage in scientific research on human fetuses or embryos;

- Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

- Produce pornographic media content;

- Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

- Use company assets to advocate for or against any of the issues listed above.

- Eligible companies are further evaluated using an assessment of their record on human rights, environment and corporate governance both positive and negative, as part of the investment process.  Generally, the FFV Scorecard is designed to measure a company’s impact on people, community, and the market.

From these eligible securities, the portfolio managers apply economic criteria to select up to 100 equity securities for the Fund's portfolio.  The portfolio holdings are rebalanced quarterly.  The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the FFV Scorecard.  The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security.  Accordingly, the Fund may hold securities that do not conform to the Adviser’s screening process.  The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.  In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment.  The underlying securities of these other equities will not be subject to the FFV Scorecard.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

Moral Investing Risk. The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Fund by showing the performance of its Class N shares for each full calendar year since the Fund’s inception, and by showing how its average annual returns compare over time with those of a broad measure of market performance.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Class N Shares (as of December 31)

During the period shown in the bar chart, the highest return for a quarter was 11.75% (quarter ended March 31, 2012) and the lowest return for a quarter was (22.41)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the period ended December 31, 2013)
Average Annual Total Returns -Epiphany FFV Fund	1 Year	5 Years	Since Inception
-Comparison Index- S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.36%	17.69%	6.42%	[1]
Epiphany FFV Fund Class N shares	30.32%	16.50%	5.34%	[1]
Epiphany FFV Fund Class N shares Return After Taxes on Distributions	26.18%	15.42%	4.49%	[1]
Epiphany FFV Fund Class N shares Return After Taxes on Distributions and Sale of Fund Shares	19.35%	13.11%	3.97%	[1]
[1]	The Epiphany FFV Fund Class N Shares Inception Date is January 8, 2007.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Updated performance information is available by calling 1-800-320-2185.

-Epiphany FFV Strategic Income Fund
Investment Objective
The Epiphany FFV Strategic Income Fund seeks income.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (paid directly from your investment)
Shareholder Fees (USD $)	-Epiphany FFV Strategic Income Fund Epiphany FFV Strategic Income Fund Class N shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	none
Maximum Sales Charge (Load) on Reinvested Dividends	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%
Fee for Redemptions Paid by Wire Transfer	10

Annual Fund operating expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses		-Epiphany FFV Strategic Income Fund Epiphany FFV Strategic Income Fund Class N shares
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.00%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses		1.80%
Fee Waiver and Reimbursement	[1]	(0.50%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.30%
[1]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.25% of the average daily net assets for Class N shares through February 28, 2015. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days' notice to shareholders.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
-Epiphany FFV Strategic Income Fund Epiphany FFV Strategic Income Fund Class N shares	132	518	928	2,075

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund portfolio turnover rate was 47%.

Investment Strategy

The Epiphany FFV Strategic Income Fund seeks to achieve its investment objective through investment in any income-producing securities issued by companies that pass the FFV Scorecard, a proprietary screening methodology developed by Trinity Fiduciary Partners, LLC.  FFV refers to Faith and Family Values and represents the underlying theme of the social screening.  Income-producing securities may include corporate bonds, preferred stocks, convertible stocks and investment companies (including open-end funds, or exchange traded funds) that may invest in income-producing securities, or in the case of exchange traded funds, track a fixed income index.  The Fund may also invest in inverse ETFs for hedging purposes.  Inverse ETFs are designed to provide positive return from a decline in the ETF's underlying benchmark.  These investments will be short term in nature.  In the case of corporate bonds, preferred stocks and convertible stocks, the FFV Scorecard is then applied to the eligible securities.  The FFV Scorecard is based on the moral and social justice teachings of the Catholic Church.  Application of the FFV Scorecard is based on information known about the company by the advisor or gleaned from third parties that compile and publish such data.  The screening criteria are reviewed from time to time by Trinity’s Advisory Board.  Then the Fund's sub-adviser, Dana Investment Advisors, Inc. (the “Sub-Adviser”), uses a disciplined, risk-controlled investment process to select the Fund's holdings.

According to the FFV Scorecard, companies will generally be excluded from the Fund that are known to:

- Directly participate in abortion;

- Manufacture contraceptives;

- Engage in scientific research on human fetuses or embryos;

- Have received significant fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

- Produce pornographic media content;

- Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

- Use company assets to advocate for or against any of the issues listed above.

- Eligible companies are further evaluated using an assessment of their record on human rights, environment and corporate governance both positive and negative, as part of the investment process.  Generally, the FFV Scorecard is designed to measure a company’s impact on people, community, and the market.

Whether to hold or sell a security in the Fund that no longer passes the FFV Scorecard is at the discretion of the Adviser and Sub-Adviser who may opt to hold the security based on the security's anticipated level of income or as a means to defer or eliminate costs associated with the sale of the security.  Accordingly, the Fund may hold some securities that do not conform to the Adviser’s screening process.  The portfolio managers may also sell a security when the portfolio managers determine that the creditworthiness is no longer consistent with the portfolio manager's risk tolerance or if other eligible securities offer a more attractive investment opportunity.  The Fund may hold cash in addition to the income-producing securities, primarily as a means to pay redemption requests.  Otherwise, the Fund intends to remain fully invested.

The Fund’s Sub-Adviser employs a relative-value approach to identify securities in the marketplace with the following characteristics, although not all of the securities selected will have these attributes:

- Discounted price to potential market value

- Improving credit profiles yet unrecognized by the market

- Yield advantage relative to its benchmark

The Sub-Adviser invests in securities that offer a positive yield advantage over the market and, in its view, have room to increase in price. The Sub-Adviser may also invest to take advantage of what it believes are temporary disparities in the yield of different segments of the market for securities.

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including high-yield high risk or junk bonds) with a focus on U.S. corporate bonds, government bonds, agency bonds, adjustable and fixed rate mortgage bonds, municipal bonds, convertible securities, and debt instruments issued by foreign governments, including those in emerging markets.  The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks.  The fixed income investments may be of any maturity or credit quality.  In addition to income-producing securities, from time to time the Fund may purchase other securities such as real estate investment trusts ("REITs"), publicly traded partnerships, mainly as an alternative to holding cash prior to investment.  These other equity securities will not be subject to the FFV Scorecard.  The Sub-Adviser may shift the Fund’s assets among various types of income-producing securities based upon changing market conditions.

Principal Risks

Because the securities the Fund holds fluctuate in price, the value of your investment in the Funds will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Convertible Security Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.  The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  The issuer of a fixed income security may not be able to make interest and principal payments when due.  Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation, which could result in a loss to the Fund.

Derivatives Risk.  The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

Emerging Markets Risk.  Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, and other investment companies ("Underlying Funds").  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Investing Risk.  Foreign investing involves risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations.    Owning foreign securities could cause the Fund’s performance to fluctuate more than if it held only U.S. securities.

Government Risk.  The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U. S. government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

High Yield Securities Risk.  The Fund may invest in high yield securities, also known as "junk bonds."  High yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal.  High yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.  The market for high yield securities is generally less active than the market for higher quality securities.  This may limit the ability of the Fund to sell high yield securities.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Inverse ETF Risk.  Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies.  Inverse ETFs contain all of the risks that regular ETFs present.  Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.  Inverse ETFs contain all of the risks that regular ETFs present.

Investment Style Risk.  The Adviser’s or Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s or Sub-Adviser's judgment will produce the desired results.

Liquidity Risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price.  Many high yield, high risk fixed income securities may be illiquid at times.

Stock Market Risk.  Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Moral Investing Risk. The Adviser and Sub-Adviser invests in securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Preferred Stocks Risk.  Dividends on preferred stocks are generally payable at the discretion of issuer’s board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer’s creditworthiness becomes impaired.

REIT Risk.  The Fund may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Sovereign Obligation Risk.  The Fund may invest in sovereign debt obligations.  Investment in sovereign debt obligations involves special risks not present in corporate debt obligations.  The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Strategic Income Fund by showing the performance of its Class N shares for each full calendar year since the Fund’s inception, and by showing how the Fund’s average annual returns compare over time with those of a broad measure of market performance.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Class N Shares (as of December 31)

During the period shown in the bar chart, the highest return for a quarter was 2.42% (quarter ended March 31, 2012) and lowest return for a quarter was -1.86% (quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns -Epiphany FFV Strategic Income Fund	1 Year	Since Inception
-Comparison Index- Barclays Capital Intermediate Aggregate Index (reflects no deduction for fees, expenses, or taxes)	(1.02%)	3.28%	[1]
Epiphany FFV Strategic Income Fund Class N shares	0.33%	3.64%	[1]
Epiphany FFV Strategic Income Fund Class N shares Return After Taxes on Distributions	(0.61%)	2.55%	[1]
Epiphany FFV Strategic Income Fund Class N shares Return After Taxes on Distributions and Sale of Fund Shares	0.19%	2.40%	[1]
[1]	The Epiphany FFV Strategic Income Fund Class N Shares Inception Date is March 1, 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Updated performance information is available by calling 1-800-320-2185.

-Epiphany FFV Latin America Fund
Investment Objective
The Epiphany FFV Latin America Fund seeks long term growth of capital.
Fees and Expenses
The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (paid directly from your investment)
Shareholder Fees (USD $)	-Epiphany FFV Latin America Fund Epiphany FFV Latin America Fund Class N shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	none
Maximum Sales Charge (Load) on Reinvested Dividends	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%
Fee for Redemptions Paid by Wire Transfer	10

Annual Fund operating expenses (expenses deducted from Fund assets)
Annual Fund Operating Expenses		-Epiphany FFV Latin America Fund Epiphany FFV Latin America Fund Class N shares
Management Fees		1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		3.40%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses		4.69%
Fee Waiver and Reimbursement	[1]	(2.90%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.79%
[1]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.75% of the average daily net assets for Class N shares through February 28, 2015. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days' notice to shareholders.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as described in the Fees and Expenses table.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
-Epiphany FFV Latin America Fund Epiphany FFV Latin America Fund Class N shares	182	1,153	2,130	4,600

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund portfolio turnover rate was11%.

Principal Investment Strategy

The Epiphany FFV Latin America Fund invests, under normal circumstances, at least 80% of its assets, in equity securities of Latin American companies that pass the Socially Responsible Investment Screens of the FFV Scorecard, an exclusionary screening practice used by Trinity Fiduciary Partners, LLC (the "Adviser"). FFV refers to Faith and Family Values and represents the underlying theme of the social screening.  Trinity Fiduciary Partners, LLC (the “Adviser”) defines a Latin American company as one that derives 50% of its income, profits or assets in Latin America, including Mexico, Central and South America.

The Socially Responsible Investment Screens are applied to countries and potential securities before any investment is initiated. Application of the exclusionary screening is based on information known about the company by the Adviser or gleaned by third parties that compile and publish such data. The screening is consistent with the USCCB (U.S. Conference of Catholic Bishops) Socially Responsible Investment Guidelines.

A country will generally be excluded from the Fund if it falls under the following categories:

- Government is not a Democracy;

- Lacks economic freedom, i.e. not a free market economy;

- Lacks consistent foreign investment rules;

- Has not adopted or does not enforce customary labor laws and/or appropriate labor policies.

According to the FFV Scorecard, a company will generally be excluded from the Fund that is known to:

- Directly participate in abortion;

- Manufacture contraceptives;

- Engage in scientific research on human fetuses or embryos;

- Produce pornographic media content, or contributes to sexually explicit internet operations or retail sales;

- Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

From these eligible securities, the portfolio managers apply economic and investment criteria to select up to 70 equity securities for the Fund's portfolio that are consistent with the Fund’s investment objective and its 80% investment policy. The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the Socially Responsible Investment Screens. The Fund may also sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the exclusionary screening is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company, or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested. In addition to common stocks, from time to time the Fund may purchase other equities such as real estate investment trusts ("REITs"), preferred stocks, shares of other investment companies and exchange traded funds ("ETFs"), including inverse ETFs, mainly as an alternative to holding cash prior to investment or to create desired country exposures.  The Fund may also invest a percentage of its assets in derivatives, such as future and options contracts. The underlying securities of these other equities will not be subject to the Socially Responsible Screen.

Eligible securities include shares listed on the major U.S. exchanges as well as American Depository Receipts (ADRs). When a U.S.-listed security or ADR is not available for a company, the Fund may purchase ordinary shares through the company’s domestic exchange. The Fund may invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies (generally those companies with market capitalizations between $300 million and $2 billion and between $2 billion and $5 billion, respectively).

Portfolio construction for the Fund is designed to minimize risk and produce an extensively diversified portfolio. In order to accomplish Latin American diversification, assets will be selected in conjunction to their respective countries of domicile.  The Fund will only invest in countries that first pass the exclusion screening.  The Fund will generally not invest in a company whose corporate headquarters is located in any country that is not a democracy.  Socially responsible countries will then be weighted based on extensive research on numerous political and economic factors.

Individual securities will be selected based on a bottom-up process to correlate with the respective weights given to the chosen countries of domicile. Factors including valuation, financial ratios, historical and forecasted growth, liquidity, capital structure and balance sheet strength, corporate governance, earnings estimates and analysts’ recommendations, among others will be evaluated.

Analysis will be performed using both internal and external research, supplemented with information gathered through the relationships built by one of the portfolio managers in his over 35 years of Latin American business and investing experience.  The Fund will seek out the most attractive investment opportunities within each country while taking into consideration sector allocations that best represent the region. The portfolio managers may, but are not obligated to, sell a security when it no longer passes the criteria established by the Socially Responsible Investment Screens.  The Fund may also sell a security when the portfolio manager determines that other eligible securities offer a more attractive investment opportunity.  Whether to hold or sell a security in the Fund that no longer passes the Socially Responsible Investment Screens is at the discretion of the Adviser who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security.

Principal Risks

Because the securities the Fund holds will fluctuate in price, the value of your investment in the Fund will go up and down.  You could lose money.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or other government agency.

The Fund is subject to several risks, any of which could cause an investor to lose money.  Below are some specific risks of investing in the Fund.

Currency Risk.  Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the Non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

Derivatives Risk.  The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.

Emerging Markets Risk.  The risks of foreign investing are heightened for securities of companies in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging market securities are susceptible to illiquid trading markets, governmental interference, and restrictions on gaining access to sales proceeds.

Equity Securities Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

ETF and Other Investment Company Risk.  The Fund may invest in ETFs, and other investment companies ("Underlying Funds"), as an alternative to holding cash before investment or as a way to hedge risk.  As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Foreign Exposure Risk.  Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Issuer Risk.  The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Latin America Geographic Risk.  Because the Fund concentrates the investments in Latin American companies, the Fund's performance is expected to be closely tied to social, political, and economic conditions within Latin America and to be more volatile than the performance of more geographically diversified funds.  These specific risks include domestic instability, lack of sufficient infrastructure and internal political disputes resulting in inefficient government.

Mid-Cap and Small-Cap Risk.  Stocks of mid-cap and small-cap companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies.  Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.  These risks are higher for small-cap companies.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

REIT Risk.  The Funds may invest in REITs.  Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Stock Market Risk.  Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Valuation Risk.  Because non-US exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Performance

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Epiphany FFV Latin America Fund by showing the performance of its Class N shares for each full calendar year since the Fund’s inception, and by showing how the Fund’s average annual returns compare over time with those of a broad measure of market performance.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Class N Shares (as of December 31)

During the period shown in the bar chart, the highest return for a quarter was 4.27% (quarter ended March 31, 2013) and lowest return for a quarter was -14.53% (quarter ended June 30, 2013).
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns -Epiphany FFV Latin America Fund	1 Year	Since Inception
-Comparison Index- S&P Latin America 40 Index (reflects no deduction for fees, expenses, or taxes)	(12.14%)	(7.76%)	[1]
Epiphany FFV Latin America Fund Class N shares	(8.62%)	(2.82%)	[1]
Epiphany FFV Latin America Fund Class N shares Return After Taxes on Distributions	(9.11%)	(3.25%)	[1]
Epiphany FFV Latin America Fund Class N shares Return After Taxes on Distributions and Sale of Fund Shares	(4.90%)	(2.33%)	[1]
[1]	The Epiphany FFV Latin America Fund Class N Shares Inception Date is March 12, 2012.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.  After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Updated performance information is available by calling 1-800-320-2185.

-Epiphany FFV Global Ecologic Fund
Investment Objective
The Epiphany FFV Global Ecologic Fund (the “Fund”) seeks long term growth of capital.
Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	-Epiphany FFV Global Ecologic Fund Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the offering price at time of purchase or the net asset value at the time of redemption)	none
Maximum Sales Charge (Load) on Reinvested Dividends	none
Redemption Fee (as a percentage of the amount redeemed, if redeemed within 60 days of purchase)	2.00%
Fee for Redemptions Paid by Wire Transfer	10

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		-Epiphany FFV Global Ecologic Fund Class N
Management Fees		0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		17.80%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		18.86%
Fee Waiver and Reimbursement	[2]	(17.35%)
Total Annual Fund Operating Expenses (after Fee Waiver and Expense Reimbursement)		1.51%
[1]	Acquired Fund Fees and Expenses are the pro rata portion of the cumulative expenses charged by underlying funds in which the Fund invests. The Fund allocates uninvested cash to a money market fund.
[2]	The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses to 1.50% of the average daily net assets for Class N shares through February 28, 2015. The Board of Trustees may terminate the fee waiver and expense reimbursement agreement upon 60 days' notice to shareholders.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as described in the Fees and Expenses table.  Although actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
-Epiphany FFV Global Ecologic Fund Class N	151	3,535

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund portfolio turnover rate was 41%.

Principal Investment Strategy

The Epiphany FFV Global Ecologic Fund seeks to achieve its investment objective by investing in equity securities of companies located anywhere in the world, including common stocks and dividend-paying preferred stocks.  The Fund invests in established U.S. and multinational companies, including American Depository Receipts (“ADRs”).  The Fund will invest, under normal market conditions, in at least three different countries, and invest at least 40% of the Fund’s assets in securities of companies domiciled outside of the U.S.

Under normal circumstances, the Fund seeks to encourage environmentally responsible business practices and a cleaner environment by investing substantially all, and in any case, no less than 80%, of its assets in environmentally responsible and sustainable companies.  These are defined as companies that provide goods or services that the Sub-Adviser has determined maintain the ecologic health and viability of the Earth and its human inhabitants or remediate negative ecologic impacts.  Such companies include those providing for the production and distribution of organic food and products, low carbon transportation (rail/bicycles), metals recycling, demand side energy efficiency, smart grid, renewable energy, pollution control, bioremediation, water efficiency, provision, remediation and energy storage.  The Fund invests in approximately 50 equity securities.  The Fund does not invest more than 5% of the total value of the Fund in pure play renewable energy.  The Fund may invest in companies of all sizes, and, under normal circumstances, at least 80% of the Fund’s assets will be in companies with at least $250 million market capitalization.  The companies also must pass the FFV Scorecard, an exclusionary screening tool used by Trinity Fiduciary Partners, LLC (the “Adviser”).  FFV refers to Faith and Family Values and represents the underlying theme of the social and moral screening.

Principal Investment Risks

As with any investment in a mutual fund, investing in the Fund involves risk.  Therefore, it is possible to lose all or a portion of your investment in the Fund.  The following principal risks can affect the value of your investment:

Stock Market Risk.  The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short or long-term periods.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

Moral Investing Risk.  The Adviser invests in equity securities only if they meet both the Fund’s investment and moral requirements, and as such, the return may be lower than if the Adviser made decisions based solely on investment considerations.

Foreign Company and Emerging Markets Risk.  Investing in foreign securities (including depositary receipts traded on U.S. exchanges but representing shares of foreign companies) involves more risks than investing in U.S. securities.  Risks include currency exchange rates between foreign currencies and the U.S. dollar.  The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.  Lack of transparency or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs and delays in settlement also increase risk.  Brokerage commissions and other fees may be higher for foreign securities.  Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards as U.S. companies.  These risks can increase the potential for losses in the Fund and affect its share price.

Concentration Risk.  Under normal market conditions, at least 80% of the Fund’s total assets will be invested in companies it believes promote environmental responsibility and sustainability.  While the such companies may exist across several different industries or sectors, to the extent these environmentally responsible or sustainable companies are viewed unfavorably by the market, or if industries where there exist environmentally responsible or sustainable companies, suffer a downturn, it may have a larger impact on the Fund than on a fund that does not concentrate its investments in these types of companies.

Environmentally and Socially Responsible Investing Risk.  The Fund’s environmental, social, moral and governance criteria limit the available investments compared to funds with no such criteria.  Under certain economic conditions, this could cause the Fund’s investment performance to be worse or better than similar funds with no such criteria.

Preferred Security Risk.  Preferred securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments.  Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default.  Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled.

Portfolio Selection Risk.  Securities selected by the portfolio managers may not perform to expectations or may decline in value or not increase in value when the stock market in general is rising.  This could result in the Fund’s underperformance compared to other funds.

New Technology Risk.  The Fund may consider investments in new technologies intended to produce a clean and sustainable environment.  New technologies may not be cost effective, and the portfolio managers may select a new technology that is not successful.  It is also possible that interest in achieving a clean and sustainable environment may diminish.  The potential advantages of new technologies may be slow in both development and recognition.

Political Risk.  Investments in companies with ecological and environmental products are subject to political priorities and changing government regulations and subsidies that may impact the value of their securities.  There are also risks associated with a failure to enforce environmental law.  For example, if the government reduces environmental regulation or its enforcement, companies that produce products designed to provide a clean environment, and in which the Fund invests, are less likely to prosper.

Large Cap Company Risk.  Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Mid-Cap and Small-Cap Risk.  Investing in securities of small and medium-sized companies may involve greater volatility than investing in larger, more established companies.

Investment Style Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

New Fund Risk.  The Fund has a limited history of operations for investors to evaluate.

Security Risk.  The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio.

Derivatives Risk.  The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.  The value of derivatives may be volatile and that volatility may be exacerbated by the use of leverage, which is common for derivative strategies.  Derivatives may be illiquid.  The Fund may not be able to enter into, or terminate, a derivatives position when desired.  Derivatives are also subject to mispricing and improper valuation, and may increase the taxes payable by shareholders.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus, and such information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years (as applicable) compare to those of a broad measure of market performance.